Commitments and Contingencies (Details)				12 Months Ended
	Jun. 05, 2024	Feb. 27, 2024 USD ($)	Feb. 12, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 shares
Commitments and Contingencies [Line Items]
Percentage of PIPE financing proceeds			5.00%
Percentage of interest rate				5.55%	5.55%
Issued shares (in Shares) | shares				100	100	100
Percentage of equity interests				42.00%	42.00%
Equity interest in CRML expending amount (in Dollars)				$ 10,000,000
Bank guarantees (in Euro) | €					€ 20,000
Rimbal Pty Ltd [Member]
Commitments and Contingencies [Line Items]
Percentage of issued capital	92.50%
Tanbreez Mining Greenland A/S [Member]
Commitments and Contingencies [Line Items]
Percentage of issued capital	92.50%
CRML [Member]
Commitments and Contingencies [Line Items]
Issued shares (in Shares) | shares				8,395,523	8,395,523
Percentage of equity interests				50.50%	50.50%
Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Percentage of PIPE financing proceeds			5.00%
Percentage of total offering size			5.00%
First Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)		$ 1,250,000	$ 3,331,718
Second Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)		1,250,000	3,331,718
Third Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)		$ 1,250,000	$ 6,663,435
Percentage of PIPE financing proceeds		5.00%